SUBSEQUENT EVENTS (Details) - Two collar agreements with third party	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
SUBSEQUENT EVENTS
Loan period		1 month
Percent of initial notional amount of Ethereum received as USDT and USDC		70.00%
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Loan period	1 month